Reconciliation of Financial Statements to Form 5500 (in thousands) - Reconciliation of Net Assets Available for Benefit (Details) - EBP INVUNION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 551,113	$ 458,780
Amounts allocated to withdrawing participants	(3)	(129)
Net assets available for benefits per the Form 5500	$ 551,110	$ 458,651